S000057731 [Member] Investment Objectives and Goals - Morningstar Municipal Bond Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section Morningstar Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income exempt from federal income taxes as well as capital preservation.